Operating Leases	12 Months Ended
Dec. 31, 2014
Operating Leases [Abstract]
OPERATING LEASES
16.	OPERATING LEASES

The Company entered into a laboratory and office lease agreement for 2,813 square feet in Cambridge, Massachusetts effective June 1, 2013. The term of the lease was for a twelve month period which terminated on May 31, 2014. The lease agreement is under renewal discussions for a further eighteen month period, expiring on December 31, 2015 for a monthly rental of approximately $16,600, including estimated operating costs and property taxes. The rental charge for the year ended December 31, 2014 amounted to $196,699.

The Company’s office lease in New Mexico terminated in October 2013 and has not been renewed. This lease is ongoing as a month to month lease for $5,075 per month. Rental expense for the year ended December 31, 2014 was $60,904.

The Company entered into a corporate apartment lease agreement in Cambridge, Massachusetts effective June 4, 2013. The term of the lease was for a twelve month period and terminated on June 3, 2014. The monthly rental amounts to $3,325. Rental expense for the year ended December 31, 2014 amounted to $16,625. This lease was not renewed.

The Company entered into a new corporate apartment lease commencing on June 1, 2014 for a period of one year for a monthly rental of $2,500 per month. Rental expense for the year ended December 31, 2014 amounted to $17,500.

On February 4, 2014, the Company entered into a second corporate apartment lease in Cambridge Massachusetts. The term of the lease is for fourteen months, terminating on April 30, 2015. The monthly rental amounts to $2,897. This lease was terminated early on October 1, 2014 and an early settlement penalty of $4,346 was paid. Rental expense for the year ended December 31, 2014 amounted to $26,620, including the early settlement penalty charge.

On October 10, 2014, the Company entered into a third corporate apartment lease in Cambridge, Massachusetts. The term of the lease is for nine months terminating on July 6, 2015. The monthly rental amounts to $3,351. Rental expense for the year ended December 31, 2014 amounted to $11,304.

Future annual minimum payments required under operating lease obligations as of December 31, 2014, are as follows:

Amount

2015	$233,942